Borrowings - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Covenant compliance	As of December 31, 2015, Navios Partners was in compliance with the financial covenants of all of its credit facilities.
July 2012 Credit Facility, September 2014 Credit Facility and April 2015 Credit Facility
Debt Instrument [Line Items]
Restrictive covenants	The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default	The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 117% to 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.75 : 1.00; and (v) maintain a minimum net worth to $135,000 for the periods prior to any distributions by the Company, whilst during the last quarter prior to any distribution declaration should maintain: (a) a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (b) a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (c) a minimum net worth to $250,000. It is an event of default under the loan facilities if such covenants are not complied with.
Minimum net worth required for compliance	$ 135,000
Minimum free consolidated liquidity	25,000
July 2012 Credit Facility, September 2014 Credit Facility and April 2015 Credit Facility | During the last quarter prior to any distribution declaration
Debt Instrument [Line Items]
Minimum net worth required for compliance	$ 250,000
Term Loan B including addition
Debt Instrument [Line Items]
Restrictive covenants	The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default	The Term Loan B Agreement also provides for customary events of default.
Minimum | July 2012 Credit Facility, September 2014 Credit Facility and April 2015 Credit Facility
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense	200.00%
Security cover ratio	117.00%
Minimum | July 2012 Credit Facility, September 2014 Credit Facility and April 2015 Credit Facility | During the last quarter prior to any distribution declaration
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense	500.00%
Minimum | Term Loan B including addition
Debt Instrument [Line Items]
Loan to value ratio	80.00%
Minimum | Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings	15.00%
Maximum | July 2012 Credit Facility, September 2014 Credit Facility and April 2015 Credit Facility
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	75.00%
Security cover ratio	140.00%
Maximum | July 2012 Credit Facility, September 2014 Credit Facility and April 2015 Credit Facility | During the last quarter prior to any distribution declaration
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	65.00%
Maximum | Term Loan B including addition
Debt Instrument [Line Items]
Loan to value ratio	100.00%